Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of taxes payable [line items]
Taxes on revenues	R$ 8,765	R$ 8,547	R$ 7,702
Cemig D [member]
Disclosure of taxes payable [line items]
Write down tax expense	1,124	1,087
Escrow deposits	1,149	1,110
Taxes on revenues	R$ 25	R$ 23